NATURE OF OPERATIONS AND GOING CONCERN (Details)		12 Months Ended
	Apr. 28, 2014	Dec. 31, 2014 CAD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2011	Jan. 15, 2000
Nature of Operations and Going Concern
Investments in and Advances to Affiliates, at Fair Value, Gross Additions			$ 187,200	$ 200,000
Business Combination, Consideration Transferred		$ 263,968
Working capital					$ 120,091	$ 58,100
Non-Interest Bearing Promissory Notes
Nature of Operations and Going Concern
Note receivable term	1 year	1 year
Debt Instrument, Face Amount		$ 831,031
NAI Interactive Ltd
Nature of Operations and Going Concern
Noncontrolling Interest, Ownership Percentage by Parent								100.00%
Cwn China
Nature of Operations and Going Concern
Noncontrolling Interest, Ownership Percentage by Parent			85.00%	83.00%			80.00%
CWN Capital
Nature of Operations and Going Concern
Percentage of Equity Issued		23.80%